Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Activity Related to Restricted Common Stock

A summary of the activity related to the restricted common stock for the years ended December 31, 2019 and December 31, 2018 is presented below:

		Weighted
		Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2018	13,882	$47.74
Granted	35,714	7.00
Forfeited	(4,064)	65.31
Vested	(39,469)	63.84
Outstanding at December 31, 2018	6,063	44.38
Granted	61,426	7.00
Forfeited	(1,649)	65.33
Vested	(63,414)	8.83
Outstanding at December 31, 2019	2,426	$41.58

A summary of the activity related to the restricted common stock for the years ended December 31, 2019 and December 31, 2018 is presented below:

		Weighted
		Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2018	13,882	$47.74
Granted	35,714	7.00
Forfeited	(4,064)	65.31
Vested	(39,469)	63.84
Outstanding at December 31, 2018	6,063	44.38
Granted	61,426	7.00
Forfeited	(1,649)	65.33
Vested	(63,414)	8.83
Outstanding at December 31, 2019	2,426	$41.58

Schedule of Warrants Activity

A summary of warrants activity during the three months ended March 31, 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years
Outstanding, December 31, 2019	2,450,287	$5.51	3.7
Issued	223,200	5.55	-
Exercised	-	-	-
Forfeited	(136,223)	26.42	-
Outstanding, March 31, 2020	2,537,264	$4.39	3.7

Exercisable, March 31, 2020	2,537,264	$4.39	3.7

A summary of warrants activity during the years ended December 31, 2019 and 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, December 31, 2017	74,435	$63.21	1.9
Issued	247,209	12.74
Exercised	-	-
Outstanding, December 31, 2018	312,078	$23.66	3.3
Issued	2,138,209	4.88
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2019	2,450,287	$5.51	3.7

Exercisable, December 31, 2019	2,450,287	$5.51	3.7

Schedule of Stock Options Assumptions

In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Three Months Ended
	March 31,
	2020	2019
Risk free interest rate	1.37%	2.18 - 2.62%
Contractual term (years)	3.00	5.00
Expected volatility	55.33%	52.64%
Expected dividend	0.00%	0.00%

In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2019	2018
Risk free interest rate	1.55 – 2.62%	2.27 - 3.05%
Expected term (years)	0.28 - 5.00	3.00 - 5.00
Expected volatility	46.69- 88.10%	38.57- 55.37%
Expected dividends	0.00%	0.00%